UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22621

Cohen & Steers Real Assets Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

Cohen & Steers Real Assets Fund, Inc.

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCK 48.4%
AUSTRALIA 4.0%
ENERGY—COAL 0.2%
Whitehaven Coal Ltd.	13,417	$78,385

MATERIALS 2.6%
CHEMICALS 0.2%
Incitec Pivot Ltd.	33,850	110,450

METALS & MINING 2.4%
Equatorial Resources Ltd.(a)	34,050	93,467
Fortescue Metals Group Ltd.	54,350	327,094
Iluka Resources Ltd.	19,991	368,390
Metminco Ltd. (GBP)(a)	277,700	43,863
Mineral Deposits Ltd.(a)	2,137	13,901
Newcrest Mining Ltd.	9,711	298,555
		1,145,270
TOTAL MATERIALS		1,255,720

REAL ESTATE 1.2%
DIVERSIFIED 0.9%
GPT Group	144,564	467,209

RETAIL 0.3%
Westfield Retail Trust	51,545	137,754
TOTAL REAL ESTATE		604,963
TOTAL AUSTRALIA		1,939,068

BRAZIL 1.6%
ENERGY—OIL & GAS 0.6%
Petroleo Brasileiro SA, ADR	11,569	295,704

REAL ESTATE 1.0%
OFFICE 0.4%
BR Properties SA	16,031	205,849

	Number of Shares	Value
RETAIL 0.6%
BR Malls Participacoes SA	21,024	$273,993
TOTAL REAL ESTATE		479,842
TOTAL BRAZIL		775,546

CANADA 6.7%
ENERGY—OIL & GAS 3.4%
Canadian Natural Resources Ltd.	7,893	261,610
Encana Corp.	11,000	216,041
Imperial Oil Ltd.	2,082	94,597
Nexen	14,750	270,467
PetroBakken Energy Ltd.	11,205	186,591
Suncor Energy	8,584	280,468
Talisman Energy	7,450	93,662
Ultra Petroleum Corp. (USD)(a)	9,959	225,372
		1,628,808
MATERIALS 2.0%
CHEMICALS 0.2%
Potash Corp. of Saskatchewan (USD)	2,199	100,472

METALS & MINING 1.8%
Eldorado Gold Corp.	21,650	297,363
First Quantum Minerals Ltd.	12,635	240,932
Kirkland Lake Gold(a)	13,200	190,831
Lundin Mining Corp.(a)	34,900	156,402
		885,528
TOTAL MATERIALS		986,000

REAL ESTATE 1.3%
RESIDENTIAL 0.8%
Boardwalk REIT	6,707	383,949

RETAIL 0.5%
RioCan REIT	9,196	249,203

	Number of Shares	Value
TOTAL REAL ESTATE		$633,152
TOTAL CANADA		3,247,960

FRANCE 1.6%
ENERGY—OIL & GAS 0.7%
Total SA	6,950	354,455

REAL ESTATE 0.9%
DIVERSIFIED 0.3%
Gecina SA	199	20,792
ICADE	1,471	131,229
		152,021
RETAIL 0.6%
Unibail-Rodamco	1,363	272,584
TOTAL REAL ESTATE		424,605
TOTAL FRANCE		779,060

GERMANY 0.6%
REAL ESTATE—RESIDENTIAL
Deutsche Wohnen AG	19,211	283,888

HONG KONG 5.0%
MATERIALS—METALS & MINING 0.2%
China Polymetallic Mining Ltd.(a)	301,000	75,584

REAL ESTATE 4.8%
DIVERSIFIED 2.3%
Agile Property Holdings Ltd.	122,000	140,608
Hang Lung Properties Ltd.	38,000	139,462
Hysan Development Co., Ltd.	25,000	99,478
Kerry Properties Ltd.	15,000	67,413
Sino Land Co., Ltd.	168,000	268,262
Sun Hung Kai Properties Ltd.	33,000	410,080
		1,125,303

	Number of Shares	Value
HOTEL 0.3%
Shangri-La Asia Ltd.	62,000	$135,249

OFFICE 0.8%
Hongkong Land Holdings Ltd. (USD)	67,000	389,270

RESIDENTIAL 0.6%
China Overseas Land & Investment Ltd.	144,000	273,331
Country Garden Holdings Co.	93,000	35,808
		309,139
RETAIL 0.8%
Link REIT	102,500	381,460
TOTAL REAL ESTATE		2,340,421
TOTAL HONG KONG		2,416,005

ISRAEL 0.3%
MATERIALS—CHEMICALS
Israel Chemicals Ltd.	13,550	154,160

ITALY 0.7%
ENERGY—OIL & GAS
Eni S.p.A.	13,589	318,795

JAPAN 1.1%
REAL ESTATE
DIVERSIFIED 0.6%
Mitsui Fudosan Co., Ltd.	14,000	267,754

RESIDENTIAL 0.5%
Advance Residence Investment	131	248,642
TOTAL JAPAN		516,396

NETHERLANDS 0.2%
REAL ESTATE—RETAIL
Corio NV	1,475	77,803

	Number of Shares	Value
PHILIPPINES 0.6%
REAL ESTATE—RETAIL
SM Prime Holdings	670,000	$263,724

RUSSIA 0.5%
ENERGY—OIL & GAS 0.3%
Lukoil OAO, ADR	2,026	121,965

MATERIALS—CHEMICALS 0.2%
Phosagro OAO, GDR	10,000	103,600
TOTAL RUSSIA		225,565

SINGAPORE 1.3%
REAL ESTATE
HOTEL 0.3%
CDL Hospitality Trusts	100,000	138,021

INDUSTRIAL 0.3%
Global Logistic Properties Ltd.(a)	84,000	147,011

RETAIL 0.7%
CapitaMall Trust	196,000	281,437
CapitaMalls Asia Ltd.	54,000	70,236
		351,673
TOTAL SINGAPORE		636,705

SWEDEN 0.5%
REAL ESTATE—OFFICE
Fabege AB	29,483	254,241

SWITZERLAND 0.5%
ENERGY—OIL & GAS EQUIPMENT & SERVICES
Weatherford International Ltd. (USD)(a)	15,716	237,154

THAILAND 0.6%
REAL ESTATE—RETAIL
Central Pattana PCL	184,000	274,360

	Number of Shares	Value
UNITED KINGDOM 4.5%
ENERGY 0.9%
INTEGRATED OIL & GAS 0.7%
New Britain Palm Oil Ltd.	3,550	$48,691
Royal Dutch Shell PLC	8,295	291,827
		340,518
OIL & GAS EQUIPMENT & SERVICES 0.2%
EnQuest PLC(a)	53,687	108,285
TOTAL ENERGY		448,803

MATERIALS—METALS & MINING 2.5%
BHP Billiton PLC	17,830	544,002
Kazakhmys PLC	15,723	228,353
Rio Tinto PLC	4,700	259,058
London Mining PLC(a)	33,200	151,212
		1,182,625
REAL ESTATE 1.1%
DIVERSIFIED 0.6%
Hammerson PLC	41,130	273,412

OFFICE 0.5%
Derwent London PLC	9,754	272,247
TOTAL REAL ESTATE		545,659
TOTAL UNITED KINGDOM		2,177,087

UNITED STATES 18.1%
CONSUMER—NON-CYCLICAL—AGRICULTURE 0.2%
Bunge Ltd.	1,350	92,394

	Number of Shares	Value
ENERGY 4.1%
OIL & GAS 3.0%
Apache Corp.	2,511	$252,205
Devon Energy Corp.	4,281	304,465
Exxon Mobil Corp.	4,056	351,777
Murphy Oil Corp.	5,750	323,552
Southwestern Energy Co.(a)	6,825	208,845
		1,440,844
OIL & GAS SERVICES 1.1%
Baker Hughes	6,372	267,242
Schlumberger Ltd.	3,744	261,818
		529,060
TOTAL ENERGY		1,969,904

MATERIALS 0.6%
CHEMICALS 0.3%
Intrepid Potash(a)	6,950	169,093

METALS & MINING 0.3%
Royal Gold	2,007	130,897
TOTAL MATERIALS		299,990

REAL ESTATE 12.6%
HOTEL 1.0%
Starwood Hotels & Resorts Worldwide	8,540	481,741

INDUSTRIAL 0.6%
Prologis	7,452	268,421

	Number of Shares	Value
OFFICE 3.0%
Alexandria Real Estate Equities	3,787	$276,943
BioMed Realty Trust	3,799	72,105
Boston Properties	4,630	486,104
Douglas Emmett	12,280	280,107
SL Green Realty Corp.	4,015	311,363
		1,426,622
RESIDENTIAL 3.1%
APARTMENT 2.6%
American Campus Communities	6,294	281,468
AvalonBay Communities	3,022	427,160
Equity Residential	9,178	574,726
		1,283,354
MANUFACTURED HOME 0.5%
Equity Lifestyle Properties	3,393	236,628
TOTAL RESIDENTIAL		1,519,982

SELF STORAGE 1.5%
Extra Space Storage	14,948	430,353
Public Storage	2,289	316,271
		746,624
SHOPPING CENTER—REGIONAL MALL 2.7%
General Growth Properties	16,633	282,595
Simon Property Group	5,265	767,005
Taubman Centers	3,822	278,815
		1,328,415
SPECIALTY 0.7%
Digital Realty Trust	2,078	153,710
Rayonier	3,868	170,540
		324,250
TOTAL REAL ESTATE		6,096,055

	Number of Shares	Value
TOWERS 0.6%
American Tower Corp.	4,417	$278,359
TOTAL UNITED STATES		8,736,702
TOTAL COMMON STOCK (Identified cost—$23,289,721)		23,314,219

GOLD 9.5%
CANADA 5.0%
COMMODITIES
Central Gold Trust (USD)(a)	3,860	246,075
Sprott Physical Gold Trust (USD)(a)	149,600	2,160,224
		2,406,299
UNITED STATES 4.5%
COMMODITIES
iShares Gold Trust(a)	134,000	2,180,180
TOTAL GOLD (Identified cost—$4,787,411)		4,586,479

PREFERRED SECURITIES—$25 PAR VALUE 3.9%
UNITED STATES
BANK 1.2%
US Bancorp, 3.50%, Series B (FRN)	10,000	223,800
Wachovia Capital Trust IV, 6.375%, due 3/1/67	15,000	376,650
		600,450
ELECTRIC—INTEGRATED 0.5%
Southern California Edison Co., 4.52%, Series D ($100 Par Value)(FRN)	2,500	249,687

REAL ESTATE 2.2%
RESIDENTIAL—APARTMENT 0.4%
Alexandria Real Estate Equities, 8.375%, Series C	7,987	199,435

SELF STORAGE 0.7%
Public Storage, 6.625%, Series M	13,980	349,920

	Number of Shares	Value
SHOPPING CENTER—COMMUNITY CENTER 1.1%
Regency Centers Corp., 7.45%, Series C	5,000	$124,950
Regency Centers Corp., 7.25%, Series D	15,000	374,850
		499,800
TOTAL REAL ESTATE		1,049,155
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$1,916,835)		1,899,292

	Principal Amount
CORPORATE BONDS 3.8%
CANADA 2.7%
BANK 1.1%
Toronto Dominion Bank, 5.141%, due 11/19/12	CAD	500,000	513,560

INTEGRATED TELECOMMUNICATIONS SERVICES 1.1%
Bell Canada, 4.85%, due 6/30/14	CAD	500,000	531,941

PIPELINES 0.5%
TransCanada PipeLines Ltd., 5.05%, due 8/20/13	CAD	250,000	262,893
TOTAL CANADA			1,308,394

UNITED STATES 1.1%
INTEGRATED TELECOMMUNICATIONS SERVICES
Comcast Cable Communications Holdings, 8.375%, due 3/15/13	$500,000		536,247
TOTAL CORPORATE BONDS (Identified cost—$1,839,901)			1,844,641

GOVERNMENT ISSUES—AUSTRALIA 1.9%
Australia Government Bond, 6.50%, due 5/15/13, Series 118	AUD	250,000	267,151
Australia Government Bond, 4.75%, due 11/15/12, Series 127	AUD	600,000	625,214
TOTAL GOVERNMENT ISSUES (Identified cost—$927,749)			892,365

	Number of Shares	Value
SHORT-TERM INVESTMENTS 31.1%
MONEY MARKET FUNDS 3.8%
State Street Institutional Treasury Money Market Fund, 0.00%(b)	1,824,179	$1,824,179

		Principal Amount
U.S. TREASURY BILLS 27.3%
U.S. Treasury Bills, 0.00%, due 6/7/12 (c)		$4,416,000	4,415,536
U.S. Treasury Bills, 0.00%, due 7/5/12(c)		8,129,000	8,127,513
U.S. Treasury Bills, 0.00%, due 9/6/12 (c)		638,000	637,659
			13,180,708
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$15,005,252)			15,004,887

TOTAL INVESTMENTS (Identified cost—$47,766,869)	98.6%		47,541,883

OTHER ASSETS IN EXCESS OF LIABILITIES (d)	1.4		670,945

NET ASSETS	100.0%		$48,212,828

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
FRN	Floating Rate Note
GBP	Great British Pound
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)	Rate quoted represents the seven day yield of the fund.
(c)	All or a portion of this security has been segregated and/or pledged for futures contracts and commodity swap contracts.
(d)	Other assets in excess of liabilities include unrealized appreciation/depreciation for open futures contracts and the value of open commodity swaps at March 31, 2012.

Futures contracts outstanding at March 31, 2012 are as follows:

				Unrealized
Number of		Notional	Expiration	Appreciation
Contracts	Description	Value	Date	(Depreciation) (a),(b)
	Long Futures Outstanding
13	Aluminum HG	684,938	May 16, 2012	$(45,698)
8	Brent Crude Oil (c)	970,880	June 14, 2012	44,379
2	Cattle Feeder (c)	149,125	May 24, 2012	(9,936)
4	Cocoa	88,760	May 15, 2012	(3,711)
3	Coffee C	205,256	May 18, 2012	(40,264)
4	Coffee Robusta	81,040	May 31, 2012	4,642
3	LME Copper	635,175	April 18, 2012	10,634
3	LME Copper	633,788	May 16, 2012	3,559
2	LME Copper	422,425	June 20, 2012	1,435
8	Corn	257,300	July 13, 2012	(3,594)
13	Corn	366,113	September 14, 2012	(17,765)
2	Cotton No. 2	93,520	May 8, 2012	(1,025)
3	Cotton No. 2	140,880	July 9, 2012	3,320
2	Cotton No. 2	91,000	December 6, 2012	(667)
1	Gas Oil	101,375	May 10, 2012	(1,451)
1	Gas Oil	101,250	July 12, 2012	(1,551)
4	Gasoline RBOB	555,761	April 30, 2012	39,552
4	Heating Oil	535,769	June 29, 2012	21,163
2	LME Lead	101,850	April 18, 2012	(4,121)
2	LME Lead	101,950	May 16, 2012	(5,278)
5	Lean Hogs (c)	180,800	June 14, 2012	(16,413)
3	Lean Hogs (c)	109,980	July 16, 2012	(229)
6	Light Sweet Crude Oil	618,120	April 20, 2012	35,028
4	Light Sweet Crude Oil	416,120	June 20, 2012	(13,587)
9	Light Sweet Crude Oil	941,940	August 21, 2012	(18,808)
11	Live Cattle	511,060	June 29, 2012	(51,049)
6	Natural Gas	127,560	April 26, 2012	(37,808)
16	Natural Gas	382,240	June 27, 2012	(71,963)
6	Natural Gas	149,520	August 29, 2012	(23,011)
2	Nickel	213,492	May 16, 2012	(37,071)
1	Palladium	65,410	June 27, 2012	(5,522)
1	Platinum	82,205	July 27, 2012	(3,862)
3	Red Spring Wheat	125,625	May 14, 2012	4,017
6	Soybean	422,475	July 13, 2012	27,093
5	Soybean	339,500	November 14, 2012	14,770

Futures contracts outstanding at March 31, 2012 are as follows:

				Unrealized
Number of		Notional	Expiration	Appreciation
Contracts	Description	Value	Date	(Depreciation) (a),(b)
6	Soybean Meal	233,220	May 14, 2012	35,573
1	Soybean Oil	33,306	July 13, 2012	2,104
5	Soybean Oil	168,540	December 14, 2012	1,935
6	Sugar 11	166,051	April 30, 2012	12,147
13	Sugar 11	346,819	June 29, 2012	(2,548)
2	Wheat	69,750	May 14, 2012	(2,756)
7	Wheat	235,900	July 13, 2012	(3,916)
2	Wheat	70,700	July 13, 2012	236
3	LME Zinc	149,644	May 16, 2012	(8,441)

Futures contracts outstanding at March 31, 2012 are as follows:

				Unrealized
Number of		Notional	Expiration	Appreciation
Contracts	Description	Value	Date	(Depreciation) (a),(b)
4	LME Zinc	200,400	July 18, 2012	(7,728)
1	LME Zinc	50,300	September 19, 2012	(651)

	Short Futures Outstanding
3	LME Copper	(635,175)	April 18, 2012	(5,179)
1	LME Copper	(211,263)	May 16, 2012	2,486
2	LME Lead	(101,850)	April 18, 2012	4,897
3	LME Zinc	(149,644)	May 16, 2012	5,677
1	LME Zinc	(50,100)	July 18, 2012	649
				$(170,307)

(a) Cash of $983,619 and U.S. Treasury Bills with a market value of $523,904 were pledged as collateral to Newedge USA, LLC.

(b) U.S. Treasury Bills with a market value of $9,083,684 were earmarked to cover the notional value of the commodity futures contract as of March 31, 2012.

(c) Futures contracts are cash settled based upon price of underlying commodity.

Commodity swaps outstanding at March 31, 2012 are as follows:

	Underlying
	Reference	Notional	Termination
Counterparty	Instrument	Value	Date	Value (a)

	Long Positions
Newedge USA, LLC	Gold May Futures	1,504,710	May 21, 2012	$(59,360)
Newedge USA, LLC	NY Copper September Futures	672,438	August 24, 2012	3,500
Newedge USA, LLC	Silver April Futures	487,260	April 23, 2012	(21,740)
				$(77,600)

(a) U.S. Treasury Bills with a market value of $324,641 were pledged as collateral to Newedge USA, LLC.

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price. Futures contracts traded on a commodities exchange or board of trade are valued at their last sale price at the close of trading on such exchange or board of trade. Commodity swaps are valued based on the values of underlying futures contracts, using the last sale or closing price from the principal exchange on which the contract is traded.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Under procedures approved by the Fund’s Board of Directors, the advisor has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures which are approved annually by the Fund’s Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the beginning of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended March 31, 2012.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value:

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$23,314,219	$23,314,219	$—	$—
Gold	4,586,479	4,586,479	—	—
Preferred Securities - $25 Par Value - Electric - Integrated	249,687	—	249,687	—
Preferred Securities - $25 Par Value - Other Industries	1,649,605	1,649,605	—	—
Corporate Bonds	1,844,641	—	1,844,641	—
Government Issues - Australia	892,365	—	892,365	—
Short-Term Instruments	15,004,887	—	15,004,887	—
Total Investments (a)	$47,541,883	$29,550,303	$17,991,580	—
Appreciation in Other Financial Instruments
Futures Contracts	275,296	275,296	—	—
Commodity Swaps	3,500	—	3,500	—
Total Appreciation in Other Financial Instruments (a)	$278,796	$275,296	$3,500	—
Depreciation in Other Financial Instruments
Futures Contracts	(445,603)	(445,603)	—	—
Commodity Swaps	(81,100)	—	(81,100)
Total Depreciation in Other Financial Instruments (a)	$(526,703)	$(445,603)	$(81,100)	—

(a) Portfolio holdings are disclosed individually in the Consolidated Schedule of Investments.

Note 2. Derivative Instruments: The following is a summary of the Fund’s derivative instruments as of March 31, 2012:

Futures contracts	$(170,307)
Commodity swaps	(77,600)
$(247,907)

The following summarizes the volume of the Fund’s futures and swaps activity during the period ended March 31, 2012:

	Futures Contracts	Commodity Swaps
Average Notional Balance - Long	$10,333,406	$2,033,797
Average Notional Balance - Short	874,831	—
Ending Notional Balance - Long	12,728,832	2,664,408
Ending Notional Balance - Short	1,148,033	—

Futures Contracts: The Fund uses commodity futures contracts to obtain long and short exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in unrealized appreciation or depreciation— futures in the Consolidated Statement of Operations. Realized gain or loss, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, is reported in the Consolidated Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments and restricted cash deposited is identified on the Consolidated Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Consolidated Statement of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. The Fund may enter into futures contracts only on exchanges (i.e. NYMEX) or boards of trade. The exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

Commodity swaps: The Fund uses swaps on commodities futures to obtain long and short exposure to commodities markets. Swap values are based on the values of underlying futures contracts, using the last sale or closing price from the principal exchange on which the contract is traded. Changes in swap values are recorded as change in net unrealized appreciation or depreciation — swaps in the Consolidated Statement of Operations. Realized gain or loss is recorded upon termination of a swap and is based on the difference between the contract price and market price of the underlying instrument or when an offsetting position is entered into.

Upon entering into a swap, the Fund is required to post an initial margin. Initial margin is posted to a segregated account at the Fund’s custodian. The Fund is required to post additional collateral to the segregated account, for the benefit of the counterparty, as applicable, for mark to market losses on swaps.

The Fund pays a monthly financing charge to the counterparty, which is calculated based on the average balance of the segregated account excluding initial margin, for the benefit of the counterparty, and a LIBOR-based rate. This amount is recorded as Interest Expense in the Consolidated Statement of Operations.

The Fund is entitled to receive cash from the counterparty as collateral for mark to market gains on swap contracts. When the Fund receives such cash collateral, a corresponding liability is recorded, and included in Due to broker for swap contracts on the Consolidated Statement of Assets and Liabilities.

Daily movement of collateral is subject to minimum threshold amounts.

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts to allow the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s activities in commodity swaps are concentrated with one counterparty. Counterparty credit risk may be mitigated to the extent the counterparty posts collateral for mark to market gains to the Fund.

Note 3. Income Tax Information

As of March 31, 2012, the federal tax cost and net unrealized depreciation on securities were as follows:

Cost for federal income tax purposes	$47,766,869
Gross unrealized appreciation	$746,858
Gross unrealized depreciation	(971,844)
Net unrealized depreciation	$(224,986)

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ASSETS FUND, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin	By:	/s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: May 25, 2012